Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

December 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Post-Effective Amendment No. 166 to the Registration Statement on Form N-1A of Deutsche Gold & Precious Metals Fund and Deutsche Science and Technology Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Deutsche Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 166 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Funds and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2017. No fees are required in connection with this filing.

The Amendment is being filed principally (i) to reflect the addition of Class T shares to each Fund, and (ii) to include information about the addition of a sub-advisor, Deutsche Asset Management International GmbH, for Deutsche Science and Technology Fund. The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on February 26, 2016 in Post-Effective Amendment No. 156 to the Trust’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/ James M. Wall

James M. Wall

Director & Senior Counsel

cc: John Marten, Esq., Vedder Price LLC